ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Aug. 31, 2022
Accounts Receivable [Abstract]
Disclosure of detailed information about balances of accounts receivables
The Company’s accounts receivable include the following balances as at August 31, 2022 and August 31, 2021:

	AUGUST 31, 2022	AUGUST 31, 2021
Gross trade receivables	$44,983	$20,915
Less: reserves for product returns and price adjustments	(1,050)	(710)
Less: expected credit losses	(71)	—
Trade receivables	43,862	20,205
Sales taxes receivable	1,419	195
Current portion of net investment in subleases	304	288
Accrued investment income	—	99
Government programs	—	187
Other receivables	787	61
	$46,372	$21,035